Warrants to Purchase Common Stock - Schedule of Warrants to Purchase Common Stock (Details) - $ / shares	Sep. 30, 2025	Jun. 30, 2025
Schedule of Warrants to Purchase Common Stock [Line Items]
Number of Shares	533,835	542,888
Exercise Price 2.00 One [Member]
Schedule of Warrants to Purchase Common Stock [Line Items]
Number of Shares	274,255	279,255
Exercise Price (in Dollars per share)	$ 2	$ 2
Expiration Date	Jun. 22, 2026	Jun. 22, 2026
Exercise Price 2.00 Two [Member]
Schedule of Warrants to Purchase Common Stock [Line Items]
Number of Shares	37,058	37,433
Exercise Price (in Dollars per share)	$ 2	$ 2
Expiration Date	Jun. 28, 2026	Jun. 28, 2026
Exercise Price 2.00 Three [Member]
Schedule of Warrants to Purchase Common Stock [Line Items]
Number of Shares	11,393	11,500
Exercise Price (in Dollars per share)	$ 2	$ 2
Expiration Date	Jul. 01, 2026	Jul. 01, 2026
Exercise Price 3.00 One [Member]
Schedule of Warrants to Purchase Common Stock [Line Items]
Number of Shares	26,762	27,032
Exercise Price (in Dollars per share)	$ 3	$ 3
Expiration Date	Dec. 22, 2027	Dec. 22, 2027
Exercise Price 3.00 Two [Member]
Schedule of Warrants to Purchase Common Stock [Line Items]
Number of Shares	4,542	4,588
Exercise Price (in Dollars per share)	$ 3	$ 3
Expiration Date	Jan. 10, 2028	Jan. 10, 2028
Exercise Price 3.00 Three [Member]
Schedule of Warrants to Purchase Common Stock [Line Items]
Number of Shares	6,660	6,720
Exercise Price (in Dollars per share)	$ 3	$ 3
Expiration Date	Mar. 31, 2028	Mar. 31, 2028
Exercise Price 3.00 Four [Member]
Schedule of Warrants to Purchase Common Stock [Line Items]
Number of Shares	41,738	44,933
Exercise Price (in Dollars per share)	$ 3	$ 3
Expiration Date	May 10, 2028	May 10, 2028
Exercise Price 6.04 [Member]
Schedule of Warrants to Purchase Common Stock [Line Items]
Number of Shares	131,427	131,427
Exercise Price (in Dollars per share)	$ 6.04	$ 6.04
Expiration Date	Mar. 26, 2030	Mar. 26, 2030